Borrowings (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of detailed information about borrowings Table [Abstract]
Schedule of borrowings
	As at June 30, 2022	As at December 31, 2021
	(Unaudited)
Current portion of borrowings	$1,011,749	$933,110
Non-current portion of borrowings	518,613	859,120
Borrowings	$1,530,362	$1,792,230